Shareholders' Equity - Employee Equity Awards, Options (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase	390,871
Exercise price of options	$ 15.55
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase	32,947
Exercise price of options	$ 15.61